Investments held at fair value	12 Months Ended
Dec. 31, 2025
Disclosure Of Investments Held At Fair Value [Abstract]
Investments held at fair value	18 Investments held at fair value

			2025			2024
	Fair value through P&L £m	Fair value through OCI £m	Total £m	Fair value through P&L £m	Fair value through OCI £m	Total £m
1 January	594	65	659	652	67	719
Difference on exchange	(20)	(1)	(21)	(40)	—	(40)
Additions	24	11	35	210	4	214
ITC Hotels – demerger from ITC Ltd	—	533	533	—	—	—
Disposals	(517)	(318)	(835)	(288)	—	(288)
Reclassifications	—	(11)	(11)	—	—	—
Other fair value movements	(9)	(2)	(11)	60	(6)	54
31 December	72	277	349	594	65	659
Current	16	—	16	513	—	513
Non-current	56	277	333	81	65	146
	72	277	349	594	65	659
The Group’s investments principally consist of non-derivative financial assets that cannot be classified as loans and other receivables or cash and cash equivalents, as well as investments made by the Group’s corporate venture capital unit, Btomorrow Ventures, and other Group companies.
In addition, as a result of ITC’s demerger of its hotel business in January 2025, the Group received a 15% stake in the newly incorporated ITC Hotels in the form of a dividend in specie of £533 million. This has been recognised as a non-cash addition in investments at fair value through other comprehensive income (OCI). In December 2025, around 59% of the Group’s investment in ITC Hotels was sold to investors by way of an accelerated bookbuild process.
Net proceeds from the sale amounted to £318 million. Following completion of the sale, the Group retains a c.6.3% holding in ITC Hotels.
Btomorrow Ventures (BTV) has completed 29 investments since its launch in 2020, and continues to invest in innovative, consumer-led brands, new sciences and technologies, and sustainability to support the Group’s transformational strategy for A Better Tomorrow™. Throughout 2025, BTV has continued to support its portfolio of companies with a number of follow-on investment rounds, and new investments including a UK based venture builder focussed on addressing climate change, Carbon 13, a Cayman Islands fund that targets carbon mitigation, CM Venture Capital Carbon Mitigation Evergreen
Fund, a U.S.-based natural beverages company, Caliwater and a Swiss chemical producer, Bloom Biorenewables SA. During 2024, BTV supported its portfolio of companies with a number of follow-on investment rounds, and new investments including a U.S.-based adaptogens and nootropics beverage company, Hop Wtr Inc., and a German AI-powered sustainable packaging company, one.five.
Investments held at fair value through OCI relate to equity investments in ITC Hotels and various strategic businesses.
Investments held at fair value through profit and loss principally consist of government securities, indexed deposits, treasury bills or other treasury products with maturities of more than three months which, if held for less than 12 months, form part of the Group’s definition of net debt. Investments held at fair value through profit and loss include other strategic investments which do not meet the definition of equity investments. Balances held at 31 December 2024 included £437 million in respect of investments held by subsidiaries in CCAA protection (note 32). These investments were liquidated and paid into the
Global Settlement Trust Account as part of the Upfront Cash Contribution in the second half of 2025.
As at 31 December 2025, investments held at fair value included restricted amounts of nil (2024: £60 million) subject to potential exchange control restrictions.
During 2024, as part of the sale and leaseback transaction in Nigeria, referred to in note 5(b), the Group obtained a 40% interest in Rising Sun Partners LP, a property management company as part of the consideration receivable. As a limited partner, the Group has no voting rights or influence over the entity and has classified the interest as an investment at fair value through profit and loss. The fair value of the investment was £10 million and was derived as a share of the market value of the property owned and managed by Rising Sun Partners LP. As the investment was a non-cash addition it was excluded from the cash flow reconciliation below.
Investments held at fair value are predominantly denominated in the functional currencies of subsidiary undertakings with less than 16% in other currencies
(2024: less than 7% in other currencies). There is no material difference between the investments held at fair value and their gross contractual values.
The classification of these investments under the IFRS 13 Fair Value Measurement fair value hierarchy is given in note 26. Fair values for quoted investments are based on observable market prices. If there is no active market for a financial asset, the fair value is established by using valuation techniques, including discounted cash flow analyses and share of net assets. The fair value of the seven-year convertible debenture in Charlotte’s Web has been determined using a binomial option pricing model.
Included in the values in the table above are £138 million (2024: £212 million) of level 3 assets. Movements in these assets in 2025 included £35 million
(2024: £128 million) of additions, £71 million (2024: £114 million) of disposals and £38 million of net fair value loss (2024: £6 million net fair value gain).
Below is a reconciliation of the fair value investments cash flows to the cash flow statement – investing activities:

	2025 £m	2024 £m
Cash outflow from investments held at fair value	35	204
Cash outflow from loans and other receivables	19	12
Cash outflows from investments per cash flow statement	54	216
Cash inflow from investments held at fair value	(835)	(288)
Cash inflow from loans and other receivables	(13)	(11)
Cash inflows from investments per cash flow statement	(848)	(299)